Earnings Per Share	12 Months Ended
Feb. 28, 2026
Earnings Per Share [Abstract]
Earnings Per Share

13. EARNINGS PER SHARE

Net earnings per share was computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 29, 2024 and February 28, 2025 and 2026:

	For the Years Ended
	February 29,	February 25,	February 28,
	2024	2025	2026
	RMB	RMB	RMB	USD
Net income attributable to ordinary shareholders-basic and diluted	4,961	801	30,787	4,487
Weighted average number of ordinary shares outstanding-basic	21,164,265	21,807,118	22,608,946	22,608,946
Weighted average number of ordinary shares outstanding-diluted	23,614,631	22,052,836	22,909,120	22,909,120
Basic - net income per share	0.23	0.04	1.36	0.20
Diluted - net income per share	0.21	0.04	1.34	0.20

For the years ended February 29, 2024, February 28, 2025 and 2026, diluted net income per share does not include share options of 775,635, 2,628,780 and 1,731,801 as their inclusion would be antidilutive.